Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net sales	$ 14,751	$ 10,656
Cost of sales	(6,760)	(6,130)
Depreciation of production assets	(201)	240
Gross profit	7,790	4,766
Other operating income	9	4
Research & development expenses	(1,492)	(1,161)
Selling & marketing expenses	(2,441)	(1,970)
General & administrative expenses	(4,145)	(2,022)
Total operating expenses	(8,069)	(5,149)
Operating loss	(279)	(383)
Non-operating income	180	469
Interest and amortization of debt discount	(143)	(155)
Non-operating expenses	(313)	(113)
Loss before income tax expense	(555)	(182)
Income tax income (expense)	(320)	(1)
Net loss	$ (875)	$ (183)
Earnings per ordinary share (USD)
Basic	$ (0.06)	$ (0.01)
Diluted	$ (0.06)	$ (0.01)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	$ (4)	$ (9)
Net gain (loss) arising during period
Other comprehensive loss	(4)	(9)
Comprehensive loss	$ (879)	$ (192)
F Share
Earnings per ordinary share (USD)
Basic	$ (0.29)	$ (0.06)
Diluted	$ (0.29)	$ (0.06)